INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES [abstract]
Schedule of inventories

	December 31,
	2016	2017
	RMB	RMB

Crude oil and other raw materials	75,680	85,975
Work in progress	14,141	14,774
Finished goods	65,772	84,448
Spare parts and consumables	1,838	2,651

	157,431	187,848
Less: Allowance for diminution in value of inventories	(920)	(1,155)

	156,511	186,693

Schedule of allowance for diminution in value of inventories

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	3,603	4,402	920
Allowance for the year	3,687	430	436
Reversal of allowance on disposal	(34)	(10)	(13)
Written off	(2,931)	(4,021)	(190)
Other increase	77	119	2

Balance as of December 31	4,402	920	1,155